SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS (Details)	6 Months Ended
Jun. 30, 2025
Mr. Hongzhong Yu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Huizhou Jingyang
Mr. Zhijiang Chen [Member]
Related Party Transaction [Line Items]
Relationship with the company	Director of the Company
Mr. Jiliang Dong [Member]
Related Party Transaction [Line Items]
Relationship with the company	Executive director of the Company
Mr.Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Huizhou Jingyang
Shenzhen High-power Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder
Huizhou Kelie Precision Products Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Afficilate of non-controlling interest shareholder power
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO of Elong Power
Mr. Shilin Xun [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of the Company
Phylion Battery Co.,Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder
Mr Wei Zou [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Ganzhou Zhangyang